Note 9 - Convertible Notes (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Debt [Member]
Debt Instrument, Term (Year)		5 years
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Conversion, Converted Instrument, Amount		$ 30	$ 970
Debt Conversion, Converted Instrument, Shares Issued (in shares)		300,000	3,400,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 0.10	$ 0.29
Debt Instrument, Convertible, Number of Equity Instruments		32,700,000
Interest Expense, Debt, Total		$ 300	$ 260
Notes Payable, Fair Value Disclosure		470
Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Notes Payable, Fair Value Disclosure		$ 3,400
Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument, Term (Year)	5 years
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 0.16
Proceeds from Convertible Debt	$ 700
Convertible Debt [Member] | Five-year Convertible Promissory Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 0.13
Debt Instrument, Face Amount		$ 1,700
Convertible Debt [Member] | Conversion and Payment of Interest-in-kind on Convertible Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		1,203,000	272,000
Convertible Debt [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Redemption Price, Percentage		25.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Redemption Price, Percentage		20.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Redemption Price, Percentage		15.00%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument, Redemption Price, Percentage		10.00%
Convertible Debt [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature				$ 800
Convertible Notes Dated E [Member]
Debt Instrument, Interest Rate, Stated Percentage		2.00%